GENERAL (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Nature Of Operations [Line Items]
Net loss	$ 12,818	$ 4,489
Negative operating cash outflows	8,644	$ 3,955
Accumulated deficit	54,681		$ 41,863
Working capital deficit	1,899
Cash on hands	$ 2,793